Average Annual Total Returns		12 Months Ended	58 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.15%
FT Vest U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Average Annual Return, Percent		16.94%	10.50%
Performance Inception Date	Feb. 21, 2020
FT Vest U.S. Equity Buffer ETF - February | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.94%	10.50%
FT Vest U.S. Equity Buffer ETF - February | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.03%	8.34%